Summary of Significant Accounting Policies - Contract Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable
Beginning balance	$ 27,254,634	$ 23,373,969
Increase/(decrease), net	872,712	3,880,665
Ending balance	28,127,346	27,254,634
Deferred Revenue
Beginning balance	3,887,908	344,361
(Decrease) Increase, net	(556,397)	3,543,547
Ending balance	3,331,511	3,887,908
Revenue recognized, included in the balance of deferred revenue	$ 3,862,177	$ 344,361